Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
September 15, 2023
Alberto Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	242

Dear Mr. Zapata:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the forms of Prospectus and Statement of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 242 (“PEA 242”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on September 15, 2023.
If you have any questions concerning PEA 242, please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel